Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2021
Changes in Goodwill
The changes in Goodwill during the fiscal years ended March 31, 2019, 2020 and 2021 are as follows:

	2019	2020	2021
	(in millions of yen)
Balance at beginning of fiscal year	95,184	95,151	92,997
Impairment losses recognized	—	(2,155)	(302)
Foreign exchange translation	(33)	1	—
Balance at end of fiscal year	95,151	92,997	92,695

Gross amount of goodwill (Note)	169,489	169,313	167,552
Accumulated impairment losses	74,338	76,316	74,857

Note:	Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. Goodwill is not allocated to the reportable segments in Note 31 “Business segment information.”

Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets
The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2020 and 2021:

	2020			2021
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	126,979	70,904	56,075	126,979	79,362	47,617
Other	1,693	1,460	233	1,429	1,234	195

Total	128,672	72,364	56,308	128,408	80,596	47,812

Intangible assets not subject to amortization:
Total	8,381	—	8,381	8,309	—	8,309

Total	137,053	72,364	64,689	136,717	80,596	56,121

Note:
Customer relationships were acquired in connection with the merger of MHSC and Shinko on May 7, 2009 and the integration among asset management companies on October 1, 2016. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.

Estimated Aggregate Amortization Expense in Respect of Intangible Assets
The table below presents the estimated aggregate amortization expense in respect of intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2022	7,692
2023	7,175
2024	6,661
2025	6,149
2026	5,645